Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
In accordance with rules adopted by the SEC, we provide the following disclosure regarding executive compensation for our principal executive officer (the “PEO”) and Non-PEO NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. More information on the Company’s compensation program and decisions for the 2025 performance year can be found in the CD&A.

	Michael Gorenstein		Kurt Schmidt				Value of Initial Fixed $100 Investment on 12/31/2020 based on:		Company Financial Measures
	Summary Compensation Table (SCT) Total for PEO(1)	Compensation Actually Paid (CAP) to PEO(1)(2)	SCT Total for Former PEO(1)	CAP to Former PEO(1)(2)	Average SCT Total for Non-PEO NEOs(3)	Average CAP to Non-PEO NEOs(2)(3)	Company Total Shareholder Return(4)	Cronos Peer Group Total Shareholder Return(4)	Net Income (Loss) (millions)	Adjusted EBITDA (millions)(6)
2025	$4,071,626	$4,876,179	N/A	N/A	$1,476,745	$1,208,864	$37.90	$11.29	$(2.9)	$10.1
2024	$4,150,745	$3,869,191	N/A	N/A	$1,055,109	$1,043,976	$29.11	$11.36	$40.0	$(34.9)
2023	$3,709,925	$2,041,016	N/A	N/A	$1,019,246	$925,937	$30.12	$15.56	$(73.9)	$(63.7)
2022	$16,493,280	$12,995,516	$727,990	$(1,573,160)	$1,172,346	$612,594	$36.59	$19.66	$(168.7)	$(80.6)
2021	N/A	N/A	$2,495,028	$(4,407,520)	$1,382,539	$676,983	$56.48	$60.63	$(396.1)	$(160.5)

(1)	Kurt Schmidt was our PEO from September 9, 2020 until his retirement as our President and CEO on March 21, 2022. On March 21, 2022, the Company appointed Michael Gorenstein as President and CEO.
(2)	“Compensation actually paid” reflects the Summary Compensation Table Total with certain exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs in accordance with Item 402(v) of Regulation S-K as set forth below. In order to calculate the “compensation actually paid,” we have subtracted the following amounts from the value in the corresponding Summary Compensation Table totals, which reflect the grant date fair value for performance and time vesting Restricted Share Units granted in the indicated year, computed in accordance with FASB ASC Topic 718 and excluding any estimated forfeitures.

Michael Gorenstein	Grant Date Fair Value of Equity Awards Granted in Fiscal Year	Kurt Schmidt	Grant Date Fair Value of Equity Awards Granted in Fiscal Year	Non-PEO NEO Average	Grant Date Fair Value of Equity Awards Granted in Fiscal Year	Fair Value of Equity Awards Granted in Prior Fiscal Year and Forfeited in Current Fiscal Year
2025	$(1,937,500)	2025	N/A	2025	$(547,580)	$(124,500)
2024	$(1,937,500)	2024	N/A	2024	$(370,076)	—
2023	$(1,937,500)	2023	N/A	2023	$(445,916)	—
2022	$(13,656,406)	2022	—	2022	$(402,953)	$(116,810)
2021	N/A	2021	$(1,300,000)	2021	$(968,680)	—
In order to calculate the “compensation actually paid,” we have added the following amounts, which reflect the change in fair value for performance and time vesting Restricted Share Units and Stock Options, as applicable, in each case computed in accordance with FASB ASC Topic 718.

Michael Gorenstein	Fair Value of Awards Granted in Year and Unvested at End of Year	Fair Value at Vesting of Awards Granted in Year that Vested During the Year	Kurt Schmidt	Fair Value of Awards Granted in Year and Unvested at End of Year	Fair Value at Vesting of Awards Granted in Year that Vested During the Year	Non-PEO NEO Average	Fair Value of Awards Granted in Year and Unvested at End of Year	Fair Value at Vesting of Awards Granted in Year that Vested During the Year
2025	$2,681,906	—	2025	N/A	N/A	2025	$362,714	—
2024	$1,986,674	—	2024	N/A	N/A	2024	$379,468	—
2023	$2,034,862	—	2023	N/A	N/A	2023	$412,001	—
2022	$9,605,990	$550,652	2022	—	—	2022	$190,426	$19,520
2021	N/A	N/A	2021	$487,652	—	2021	$334,932	$38,850

Michael Gorenstein	Change in Fair Value of Awards Granted in Prior Year through End of Year	Change in Fair Value at Vesting of Awards Granted in Prior Year that Vested During Current Year	Kurt Schmidt	Change in Fair Value of Awards Granted in Prior Year through End of Year	Change in Fair Value at Vesting of Awards Granted in Prior Year that Vested During Current Year	Non-PEO NEO Average	Change in Fair Value of Awards Granted in Prior Year through End of Year	Change in Fair Value at Vesting of Awards Granted in Prior Year that Vested During Current Year
2025	$597,947	$(537,799)	2025	N/A	N/A	2025	$53,916	$(12,432)
2024	$(269,296)	$(61,433)	2024	N/A	N/A	2024	$(9,753)	$(3,791)
2023	$(1,556,377)	$(208,643)	2023	N/A	N/A	2023	$(23,848)	$(27,186)
2022	—	—	2022	$(22,665)	$(2,278,485)	2022	$(18,642)	$(225,875)
2021	N/A	N/A	2021	$(5,695,000)	$(395,200)	2021	$(113,363)	$6,844

(3)	The NEOs included for purposes of determining the average compensation for our Non-PEO NEOs each year are as follows:

Non-PEO NEOs
2025	Anna Shlimak, James Holm, Jeffrey Jacobson, Shannon Buggy, and Adam Wagner
2024	James Holm, Anna Shlimak, Jeffrey Jacobson, and Shannon Buggy
2023	James Holm, Anna Shlimak, Jeffrey Jacobson, and Ran Gorelik
2022	James Holm, Robert Madore, Anna Shlimak, Jeffrey Jacobson, and Ran Gorelik
2021	Robert Madore, Jerry Barbato, Xiuming Shum, Anna Shlimak, Shannon Buggy, and Ran Gorelik

(4)	The peer group includes Aurora Cannabis Inc., Canopy Growth Corporation, Green Thumb Industries, Inc., Organigram Global Inc., Tilray Inc., and Trulieve Cannabis Corp., which is the peer group used for purposes of our performance graph disclosure in our Annual Report on Form 10-K for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year for the Company and for the peer group, respectively. Historical stock performance is not necessarily indicative of future stock performance.
(5)	We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to “compensation actually paid” to our CEOs and Non-CEO NEOs in 2025, as required pursuant to Item 402(v) of Regulation S-K. This performance measure may not have been the most important financial performance measure for prior years and we may determine a different financial performance measure to be the most important financial performance measure in future years. Adjusted EBITDA is a non-U.S. GAAP financial measure. A reconciliation of Adjusted EBITDA to Net income (loss) is included in Appendix B.

Company Selected Measure Name	Adjusted EBITDA(millions)(6)
Named Executive Officers, Footnote	Anna Shlimak, James Holm, Jeffrey Jacobson, Shannon Buggy, and Adam WagnerJames Holm, Anna Shlimak, Jeffrey Jacobson, and Shannon BuggyJames Holm, Anna Shlimak, Jeffrey Jacobson, and Ran GorelikJames Holm, Robert Madore, Anna Shlimak, Jeffrey Jacobson, and Ran GorelikRobert Madore, Jerry Barbato, Xiuming Shum, Anna Shlimak, Shannon Buggy, and Ran Gorelik
Adjustment To PEO Compensation, Footnote	Michael GorensteinGrant Date Fair Value of Equity Awards Granted in Fiscal YearKurt SchmidtGrant Date Fair Value of Equity Awards Granted in Fiscal YearNon-PEO NEO AverageGrant Date Fair Value of Equity Awards Granted in Fiscal YearFair Value of Equity Awards Granted in Prior Fiscal Year and Forfeited in Current Fiscal YearMichael GorensteinChange in Fair Value of Awards Granted in Prior Year through End of YearChange in Fair Value at Vesting of Awards Granted in Prior Year that Vested During Current YearKurt SchmidtChange in Fair Value of Awards Granted in Prior Year through End of YearChange in Fair Value at Vesting of Awards Granted in Prior Year that Vested During Current YearNon-PEO NEO AverageChange in Fair Value of Awards Granted in Prior Year through End of YearChange in Fair Value at Vesting of Awards Granted in Prior Year that Vested During Current Year
Non-PEO NEO Average Total Compensation Amount	$ 1,476,745	$ 1,055,109	$ 1,019,246	$ 1,172,346	$ 1,382,539
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,208,864	1,043,976	925,937	612,594	676,983
Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company and Cronos Peer Group Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between “compensation actually paid” to our PEOs, the average of “compensation actually paid” to our Non-PEO NEOs, and the Company’s cumulative TSR and the Cronos Peer Group’s cumulative TSR over the five most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income (Loss)
The following chart sets forth the relationship between “compensation actually paid” to our PEOs, the average of “compensation actually paid” to our Non-PEO NEOs, and our Net income (loss) during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Adjusted EBITDA
The following chart sets forth the relationship between “compensation actually paid” to our PEOs, the average of “compensation actually paid” to our Non-PEO NEOs, and Adjusted EBITDA over the five most recently completed fiscal years. Adjusted EBITDA is a non-U.S. GAAP financial measure. A reconciliation of Adjusted EBITDA to Net income (loss) is included in Appendix B.

Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following table presents each of the financial performance measures that the Company used to link “compensation actually paid” to our PEOs and non-PEO NEOs for 2025 to Company performance. The measures in this table are not ranked.

Most Important Financial Performance Measures
Net revenue
Adjusted EBITDA
	As described in the above CD&A section, the Compensation Committee believes that Net revenue and Adjusted EBITDA are the most important goals in its executive compensation program linking pay to performance. The Compensation Committee does not use any other financial performance metrics besides Net revenue and Adjusted EBITDA when assessing pay and performance.
Total Shareholder Return Amount	$ 37.90	29.11	30.12	36.59	56.48
Peer Group Total Shareholder Return Amount	11.29	11.36	15.56	19.66	60.63
Net Income (Loss)	$ (2,900,000)	$ 40,000,000.0	$ (73,900,000)	$ (168,700,000)	$ (396,100,000)
Company Selected Measure Amount	10,100,000	(34,900,000)	(63,700,000)	(80,600,000)	(160,500,000)
PEO Name	Michael Gorenstein
Measure:: 1
Pay vs Performance Disclosure
Name	Net revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Gorenstein [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,071,626	$ 4,150,745	$ 3,709,925	$ 16,493,280
PEO Actually Paid Compensation Amount	4,876,179	3,869,191	2,041,016	12,995,516
Schmidt [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				727,990	$ 2,495,028
PEO Actually Paid Compensation Amount				(1,573,160)	(4,407,520)
PEO | Gorenstein [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,937,500)	(1,937,500)	(1,937,500)	(13,656,406)
PEO | Gorenstein [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,681,906	1,986,674	2,034,862	9,605,990
PEO | Gorenstein [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	597,947	(269,296)	(1,556,377)	0
PEO | Gorenstein [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	550,652
PEO | Gorenstein [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(537,799)	(61,433)	(208,643)	0
PEO | Schmidt [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	(1,300,000)
PEO | Schmidt [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	487,652
PEO | Schmidt [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(22,665)	(5,695,000)
PEO | Schmidt [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | Schmidt [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,278,485)	(395,200)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(547,580)	(370,076)	(445,916)	(402,953)	(968,680)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	362,714	379,468	412,001	190,426	334,932
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	53,916	(9,753)	(23,848)	(18,642)	(113,363)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	19,520	38,850
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,432)	(3,791)	(27,186)	(225,875)	6,844
Non-PEO NEO | Fair Value of Equity Awards Granted in Prior Fiscal Year and Forfeited in Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (124,500)	$ 0	$ 0	$ (116,810)	$ 0